INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.	INCOME TAXES

There is no provision for income taxes because we have incurred operating losses since inception and applied a full valuation allowance against all deferred tax assets.  The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

Income (Loss) before income taxes	Year ended December 31, 2013	Year ended December 31, 2012
United States	$(15,130,681)	$(5,135,618)
Foreign	—	—
Total Income (Loss) before income taxes	$(15,130,681)	$(5,135,618)

	Year ended December 31, 2013	Year ended December 31, 2012
Federal tax expense (benefit) at statutory rate	$(5,144,773)	$(1,746,110)
State tax expense (benefit) net of federal tax effect	(538,715)	(298,348)
R&D Credit	(46,000)	(19,994)
Non-deductible expenses	2,191,507	88,368
Change in Valuation Allowance	3,537,981	1,976,084
Other income	—	—
Total tax expense	$—	$—

The significant components of deferred tax assets are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$7,317,778	$4,162,890
Tax credit carry-forward	203,889	125,954
Accrued liabilities	722,863	419,704
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	1,351
Gross Deferred Tax Assets	8,263,075	4,725,093
Valuation Allowance	(8,263,075)	(4,725,093)
Net deferred tax assets	$—	$—

	December 31, 2013	December 31, 2012
Federal tax expense (benefit) at statutory rate	34.0%	34.0%
State tax expense (benefit) net of federal tax effect	3.6%	5.8%
R&D Credit	0.3%	0.4%
Non-deductible expenses	-14.5%	-1.7%
Change in Valuation Allowance	-23.4%	-38.5%

Total tax expense	—%	—%

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s net deferred tax assets. The Company primarily considered such factors as the Company’s history of operating losses, the nature of the Company’s deferred tax assets and the timing, likelihood and amount, if any, of future taxable income during the periods in which those temporary differences and carryforwards become deductible. At present, the Company does not believe that it is more likely than not that the deferred tax assets will be realized; accordingly, a full valuation allowance has been established and no deferred tax asset is shown in the accompanying balance sheets. The valuation allowance increased by approximately  $3,537,982 and $1,976,084 during the years ended December 31, 2013 and December 31, 2012, respectively.

As of December 31, 2013, the Company had net federal and state net operating loss carry-forwards of approximately $18,374,939 and $18,378,914, respectively. These net operating loss carry forwards will begin to expire, if not utilized, beginning in 2028 for both federal and state income tax purposes. The Company also has federal and state research and development credit carry-forwards of approximately $133,716 and $140,649, respectively. The federal credits will expire if not utilized beginning in 2029. The California credits do not expire.

The Tax Reform Act of 1986 and similar California legislation impose substantial restrictions on the use of net operating losses and tax credits in the event of an ownership change of a corporation. Accordingly, the Company’s ability to use net operating losses and credit carry forwards may be significantly limited in the future as a result of such an ownership change.

On January 1, 2009, the Company adopted a newly issued standard of accounting for uncertain tax positions. This standard prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. The cumulative effect of adopting the new standard resulted in no adjustment to retained earnings as of January 1, 2009. No liability related to uncertain tax positions is recorded on the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

Beginning balance January 1, 2011	$12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years	—

Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—
Ending balance at December 31, 2012	$16,949
Increase/(decrease) of unrecognized tax benefits taken in prior years
Increase/(decrease) of unrecognized tax benefits related to current year	10,487
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—

Ending balance at December 31, 2013	$27,436

The total amount of unrecognized tax benefits that if recognized, would affect the effective tax rate is $0.

The Company has not incurred any interest or penalties as of December 31, 2013. The Company does not anticipate any significant change within 12 months of this reporting date of its uncertain tax positions. The Company is subject to taxation in the US and California. There are no ongoing examinations by taxing authorities at this time.

The Company’s tax years 2008 through 2013 will remain open for examination by the federal and state authorities for 3 and 4 years, respectively, from the date of utilization of any net operating loss credits.